Goodwill - Schedule of Discounted Cash Flow Models Used in Impairment Tests (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Period of specific projected cash flows	Five years
Discount rate	7.50%	7.00%
Commercial Operations
Disclosure of reconciliation of changes in goodwill [line items]
Terminal growth rate	1.00%	0.00%
Discount rate	7.50%	7.00%
Research and development
Disclosure of reconciliation of changes in goodwill [line items]
Terminal growth rate	1.00%	0.00%
Discount rate	7.50%	7.00%